UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2024

Item 1.

Reports to Stockholders

Fidelity Advisor® Balanced Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	5.3
NVIDIA Corp.	3.3
Apple, Inc.	3.2
Amazon.com, Inc.	2.9
Meta Platforms, Inc. Class A	2.0
Alphabet, Inc. Class A	1.4
Eli Lilly & Co.	1.1
JPMorgan Chase & Co.	1.1
Exxon Mobil Corp.	1.0
UnitedHealth Group, Inc.	0.9
22.2

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	15.0
Fannie Mae	2.6
Freddie Mac	2.5
Uniform Mortgage Backed Securities	1.9
Ginnie Mae	1.8
JPMorgan Chase & Co.	0.7
Morgan Stanley	0.6
Bank of America Corp.	0.4
BX Commercial Mortgage Trust	0.4
Citigroup, Inc.	0.3
26.2

Market Sectors (% of Fund's net assets)

Information Technology	18.0
Financials	13.2
Health Care	8.4
Consumer Discretionary	7.1
Communication Services	6.6
Industrials	5.9
Consumer Staples	4.2
Energy	3.3
Real Estate	2.4
Utilities	1.8
Materials	1.4

Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.8)%
Written options - (0.1)%
Futures and Swaps - 0.4%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
An unaudited holdings listing for the fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 61.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	1,359,600	23,018
Cellnex Telecom SA (a)	67,700	2,448
Liberty Global Ltd. Class C (b)	93,269	1,730
		27,196
Entertainment - 1.0%
Capcom Co. Ltd.	35,900	1,444
Netflix, Inc. (c)	39,087	23,566
Roku, Inc. Class A (c)	23,700	1,497
Sea Ltd. ADR (c)	174,700	8,476
Spotify Technology SA (c)	12,000	3,077
Take-Two Interactive Software, Inc. (c)	13,780	2,025
The Walt Disney Co.	280,525	31,301
TKO Group Holdings, Inc.	79,500	6,657
Ubisoft Entertainment SA (c)	138,200	3,167
		81,210
Interactive Media & Services - 4.0%
Alphabet, Inc.:
Class A (c)	833,740	115,440
Class C (c)	216,320	30,237
Epic Games, Inc. (c)(d)(e)	1,715	1,177
Match Group, Inc. (c)	146,300	5,273
Meta Platforms, Inc. Class A	327,475	160,505
Snap, Inc. Class A (c)	519,230	5,722
		318,354
Media - 0.3%
Altice U.S.A., Inc. Class A (c)	750,702	2,230
Charter Communications, Inc. Class A (c)	14,600	4,291
Comcast Corp. Class A	160,726	6,887
Liberty Broadband Corp.:
Class A (c)	120,501	7,248
Class C (c)	5,762	347
Paramount Global Class B	29,300	323
		21,326
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	47,995	7,838
TOTAL COMMUNICATION SERVICES		455,924
CONSUMER DISCRETIONARY - 6.7%
Automobile Components - 0.1%
Adient PLC (c)	114,100	3,873
Aptiv PLC (c)	53,800	4,277
		8,150
Automobiles - 0.6%
Tesla, Inc. (c)	260,000	52,489
Broadline Retail - 2.9%
Amazon.com, Inc. (c)	1,322,900	233,836
Etsy, Inc. (c)	19,001	1,362
		235,198
Distributors - 0.1%
LKQ Corp.	112,000	5,856
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (c)	46,100	7,259
Booking Holdings, Inc.	5,000	17,344
Caesars Entertainment, Inc. (c)	111,100	4,830
Churchill Downs, Inc.	65,600	7,995
Domino's Pizza, Inc.	15,900	7,129
Flutter Entertainment PLC (c)	18,800	4,059
Marriott International, Inc. Class A	60,700	15,167
McDonald's Corp.	47,700	13,942
Red Rock Resorts, Inc.	33,100	1,919
Sweetgreen, Inc. Class A (c)	11,300	144
Yum! Brands, Inc.	114,800	15,891
		95,679
Household Durables - 0.1%
D.R. Horton, Inc.	5,800	867
Mohawk Industries, Inc. (c)	31,700	3,760
		4,627
Leisure Products - 0.0%
Brunswick Corp.	26,000	2,272
Specialty Retail - 1.2%
Burlington Stores, Inc. (c)	16,400	3,364
Cazoo Group Ltd. (c)(d)	26	0
Cazoo Group Ltd.:
warrants (c)	28	0
warrants (c)	30	0
warrants (c)	34	0
Foot Locker, Inc.	41,700	1,436
Lowe's Companies, Inc.	121,700	29,290
The Home Depot, Inc.	60,609	23,068
TJX Companies, Inc.	321,630	31,886
Valvoline, Inc. (c)	94,100	4,012
		93,056
Textiles, Apparel & Luxury Goods - 0.5%
Levi Strauss & Co. Class A	127,200	2,311
NIKE, Inc. Class B	169,964	17,664
PVH Corp.	67,400	9,212
Tapestry, Inc.	187,000	8,888
		38,075
TOTAL CONSUMER DISCRETIONARY		535,402
CONSUMER STAPLES - 3.7%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (c)	9,000	2,773
Brown-Forman Corp. Class B (non-vtg.)	41,200	2,481
Celsius Holdings, Inc. (c)	10,700	873
Constellation Brands, Inc. Class A (sub. vtg.)	43,700	10,860
Diageo PLC	70,200	2,625
Keurig Dr. Pepper, Inc.	200,200	5,988
Monster Beverage Corp.	208,750	12,337
PepsiCo, Inc.	112,900	18,667
The Coca-Cola Co.	520,300	31,228
		87,832
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	66,400	4,118
BJ's Wholesale Club Holdings, Inc. (c)	13,600	993
Costco Wholesale Corp.	56,400	41,955
Dollar Tree, Inc. (c)	11,000	1,613
Maplebear, Inc. (NASDAQ)	2,600	85
Sprouts Farmers Market LLC (c)	18,500	1,155
Target Corp.	64,200	9,817
U.S. Foods Holding Corp. (c)	149,672	7,602
Walmart, Inc.	473,700	27,764
		95,102
Food Products - 0.4%
Freshpet, Inc. (b)(c)	18,100	2,046
Lamb Weston Holdings, Inc.	40,000	4,088
McCormick & Co., Inc. (non-vtg.)	57,800	3,980
Mondelez International, Inc.	199,000	14,541
The Hershey Co.	28,300	5,318
The J.M. Smucker Co.	27,700	3,329
		33,302
Household Products - 0.7%
Procter & Gamble Co.	326,200	51,846
Personal Care Products - 0.2%
elf Beauty, Inc. (c)	18,700	3,900
Estee Lauder Companies, Inc. Class A	42,500	6,315
Kenvue, Inc.	380,300	7,226
Olaplex Holdings, Inc. (c)	483,400	899
		18,340
Tobacco - 0.1%
Altria Group, Inc.	263,200	10,768
TOTAL CONSUMER STAPLES		297,190
ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Expro Group Holdings NV (c)	168,000	3,006
Schlumberger Ltd.	90,600	4,379
Weatherford International PLC (c)	57,300	5,880
		13,265
Oil, Gas & Consumable Fuels - 2.1%
Africa Oil Corp.	2,356,776	3,629
Athabasca Oil Corp. (c)	1,553,400	5,631
Canadian Natural Resources Ltd.	29,900	2,084
Eco Atlantic Oil & Gas Ltd. (c)	384,000	47
Exxon Mobil Corp.	777,591	81,274
Galp Energia SGPS SA Class B	277,100	4,364
Hess Corp.	24,600	3,585
Imperial Oil Ltd.	261,285	16,349
Kosmos Energy Ltd. (c)	621,600	3,817
MEG Energy Corp. (c)	631,100	13,509
Phillips 66 Co.	87,174	12,423
Shell PLC ADR	203,100	12,761
Valero Energy Corp.	87,000	12,307
		171,780
TOTAL ENERGY		185,045
FINANCIALS - 8.2%
Banks - 2.8%
AIB Group PLC	557,520	2,583
Bank of America Corp.	638,627	22,045
Citigroup, Inc.	389,803	21,630
DNB Bank ASA	180,200	3,608
Eurobank Ergasias Services and Holdings SA (c)	3,048,895	6,299
HDFC Bank Ltd.	127,600	2,156
JPMorgan Chase & Co.	463,174	86,178
KeyCorp	619,961	8,847
M&T Bank Corp.	59,430	8,305
Pathward Financial, Inc.	62,200	3,162
Piraeus Financial Holdings SA (c)	864,400	3,802
PNC Financial Services Group, Inc.	98,305	14,470
Starling Bank Ltd. Series D (c)(d)(e)	659,301	2,613
Wells Fargo & Co.	740,166	41,146
		226,844
Capital Markets - 1.5%
Bank of New York Mellon Corp.	232,449	13,038
BlackRock, Inc. Class A	21,746	17,643
Brookfield Corp. Class A	77,619	3,203
Cboe Global Markets, Inc.	30,035	5,767
CME Group, Inc.	57,457	12,661
Interactive Brokers Group, Inc.	42,583	4,630
London Stock Exchange Group PLC	30,632	3,440
LPL Financial	30,149	8,077
MarketAxess Holdings, Inc.	33,210	7,087
Moody's Corp.	32,331	12,267
Morgan Stanley	190,625	16,401
StepStone Group, Inc. Class A	89,539	3,110
Tradeweb Markets, Inc. Class A	33,600	3,556
UBS Group AG	352,418	10,026
Virtu Financial, Inc. Class A	101,717	1,836
		122,742
Consumer Finance - 0.2%
Discover Financial Services	93,589	11,296
OneMain Holdings, Inc.	71,296	3,367
Shriram Transport Finance Co. Ltd.	110,584	3,253
		17,916
Financial Services - 2.2%
Apollo Global Management, Inc.	189,469	21,183
Berkshire Hathaway, Inc. Class A (c)	11	6,782
Block, Inc. Class A (c)	351,600	27,942
Corebridge Financial, Inc.	79,500	1,974
Fiserv, Inc. (c)	88,690	13,239
FleetCor Technologies, Inc. (c)	21,473	5,997
Global Payments, Inc.	86,869	11,267
Jumo World Holding Ltd. (d)(e)	162,299	269
Jumo World Ltd. (c)(e)	162	0
MasterCard, Inc. Class A	25,686	12,195
UWM Holdings Corp. Class A (b)	386,382	2,465
Visa, Inc. Class A	231,493	65,429
Voya Financial, Inc.	47,143	3,223
		171,965
Insurance - 1.5%
Arthur J. Gallagher & Co.	62,469	15,238
Chubb Ltd.	82,356	20,727
Direct Line Insurance Group PLC (c)	1,618,076	4,126
Everest Re Group Ltd.	22,534	8,312
Fairfax Financial Holdings Ltd. (sub. vtg.)	9,524	10,166
Globe Life, Inc.	35,269	4,477
Hartford Financial Services Group, Inc.	146,532	14,044
Marsh & McLennan Companies, Inc.	81,984	16,583
Progressive Corp.	90,531	17,161
Prudential PLC	150,643	1,484
Unum Group	158,736	7,849
		120,167
TOTAL FINANCIALS		659,634
HEALTH CARE - 7.7%
Biotechnology - 1.0%
Cytokinetics, Inc. (c)	13,400	968
Gilead Sciences, Inc.	344,400	24,831
Moderna, Inc. (c)	129,100	11,908
Regeneron Pharmaceuticals, Inc. (c)	36,977	35,723
Vertex Pharmaceuticals, Inc. (c)	11,503	4,840
		78,270
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	56,902	6,751
Boston Scientific Corp. (c)	919,062	60,851
Intuitive Surgical, Inc. (c)	70,793	27,298
Penumbra, Inc. (c)	28,217	6,629
Shockwave Medical, Inc. (c)	24,490	6,389
Stryker Corp.	132,893	46,389
		154,307
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (c)	72,300	6,033
Cencora, Inc.	142,568	33,589
CVS Health Corp.	198,139	14,736
Surgery Partners, Inc. (c)	407,005	12,629
UnitedHealth Group, Inc.	151,061	74,564
		141,551
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (c)	35,900	1,674
Danaher Corp.	75,900	19,213
Sartorius Stedim Biotech	6,700	1,841
Thermo Fisher Scientific, Inc.	17,606	10,039
		32,767
Pharmaceuticals - 2.6%
AstraZeneca PLC sponsored ADR	320,568	20,568
Eli Lilly & Co.	116,341	87,684
Indivior PLC (c)	316,555	6,853
Merck & Co., Inc.	507,810	64,568
Royalty Pharma PLC	454,648	13,794
UCB SA	148,300	17,070
		210,537
TOTAL HEALTH CARE		617,432
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.1%
Howmet Aerospace, Inc.	181,000	12,046
Lockheed Martin Corp.	52,930	22,667
Northrop Grumman Corp.	18,946	8,734
RTX Corp.	64,252	5,761
Space Exploration Technologies Corp. Class A (c)(d)(e)	16,000	1,552
The Boeing Co. (c)	114,382	23,302
TransDigm Group, Inc.	12,500	14,722
		88,784
Air Freight & Logistics - 0.1%
FedEx Corp.	31,700	7,892
Building Products - 0.5%
Trane Technologies PLC	133,881	37,750
Construction & Engineering - 0.1%
Quanta Services, Inc.	38,900	9,395
Electrical Equipment - 0.6%
AMETEK, Inc.	174,632	31,465
Eaton Corp. PLC	74,900	21,646
		53,111
Ground Transportation - 0.9%
CSX Corp.	446,950	16,957
Old Dominion Freight Lines, Inc.	49,800	22,036
Uber Technologies, Inc. (c)	172,804	13,738
Union Pacific Corp.	68,400	17,352
		70,083
Industrial Conglomerates - 0.5%
General Electric Co.	240,198	37,685
Machinery - 1.7%
Caterpillar, Inc.	64,113	21,411
Deere & Co.	17,000	6,206
Dover Corp.	135,400	22,392
Fortive Corp.	228,831	19,480
Ingersoll Rand, Inc.	300,700	27,463
Parker Hannifin Corp.	70,037	37,501
		134,453
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	83,000	3,508
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	486,445	5,127
TOTAL INDUSTRIALS		447,788
INFORMATION TECHNOLOGY - 17.6%
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp. Class A	87,900	9,602
IT Services - 0.7%
Capgemini SA	56,100	13,646
EPAM Systems, Inc. (c)	31,700	9,649
Infosys Ltd. sponsored ADR	141,900	2,832
MongoDB, Inc. Class A (c)	37,400	16,739
Snowflake, Inc. (c)	38,200	7,192
Twilio, Inc. Class A (c)	96,900	5,774
		55,832
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (c)	133,100	25,626
ASML Holding NV (Netherlands)	19,900	18,885
Lattice Semiconductor Corp. (c)	97,100	7,439
Marvell Technology, Inc.	205,500	14,726
Micron Technology, Inc.	384,887	34,875
NVIDIA Corp.	331,200	262,019
NXP Semiconductors NV	69,297	17,306
ON Semiconductor Corp. (c)	183,700	14,498
Renesas Electronics Corp.	488,800	8,076
SolarEdge Technologies, Inc. (c)	140,100	9,411
Taiwan Semiconductor Manufacturing Co. Ltd.	1,047,000	22,914
Teradyne, Inc.	54,800	5,677
		441,452
Software - 8.0%
Adobe, Inc. (c)	89,800	50,313
Autodesk, Inc. (c)	67,300	17,375
CCC Intelligent Solutions Holdings, Inc. (c)(d)	34,443	403
Elastic NV (c)	56,996	7,627
Five9, Inc. (c)	95,500	5,826
HubSpot, Inc. (c)	25,700	15,903
Intuit, Inc.	49,000	32,482
Microsoft Corp.	1,027,000	424,806
Salesforce, Inc.	164,989	50,952
Stripe, Inc. Class B (c)(d)(e)	15,600	396
Synopsys, Inc. (c)	37,300	21,400
Tenable Holdings, Inc. (c)	101,900	4,908
Workday, Inc. Class A (c)	43,200	12,729
		645,120
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	1,402,120	253,433
Samsung Electronics Co. Ltd. (c)	197,780	10,871
		264,304
TOTAL INFORMATION TECHNOLOGY		1,416,310
MATERIALS - 1.4%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	20,377	4,769
Cabot Corp.	28,080	2,385
Celanese Corp. Class A	19,720	2,997
Chemtrade Logistics Income Fund	28,450	169
Corteva, Inc.	88,950	4,761
Dow, Inc.	136,080	7,604
DuPont de Nemours, Inc.	32,502	2,249
Ecolab, Inc.	34,720	7,806
Element Solutions, Inc.	52,290	1,229
Koppers Holdings, Inc.	18,540	1,050
Linde PLC	65,443	29,372
LyondellBasell Industries NV Class A	40,890	4,100
Olin Corp.	33,202	1,786
Sherwin-Williams Co.	15,920	5,286
The Chemours Co. LLC	115,070	2,263
The Mosaic Co.	59,280	1,847
Tronox Holdings PLC	160,060	2,353
Westlake Corp.	12,760	1,770
		83,796
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,557	2,633
Vulcan Materials Co.	9,610	2,555
		5,188
Containers & Packaging - 0.1%
Aptargroup, Inc.	11,920	1,674
Crown Holdings, Inc.	6,290	482
Greif, Inc. Class A	25,500	1,644
		3,800
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	184,090	1,743
Franco-Nevada Corp.	12,180	1,275
Freeport-McMoRan, Inc.	179,068	6,771
Ivanhoe Mines Ltd. (c)	167,710	1,783
Newmont Corp.	20,140	629
Nucor Corp.	33,700	6,481
Teck Resources Ltd. Class B	29,310	1,126
		19,808
TOTAL MATERIALS		112,592
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	2,900	362
American Tower Corp.	58,900	11,713
COPT Defense Properties (SBI)	74,700	1,810
Crown Castle, Inc.	68,100	7,487
CubeSmart	82,900	3,615
Digital Realty Trust, Inc.	49,100	7,208
Equinix, Inc.	15,900	14,132
Equity Lifestyle Properties, Inc.	104,200	7,015
Essex Property Trust, Inc.	15,600	3,610
Extra Space Storage, Inc.	1,611	227
Invitation Homes, Inc.	198,000	6,746
Mid-America Apartment Communities, Inc.	25,300	3,180
Omega Healthcare Investors, Inc.	90,300	2,810
Prologis, Inc.	123,300	16,432
Simon Property Group, Inc.	65,100	9,644
Sun Communities, Inc.	25,600	3,424
Ventas, Inc.	95,500	4,039
Welltower, Inc.	89,900	8,285
		111,739
UTILITIES - 1.3%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	38,100	3,246
Constellation Energy Corp.	50,944	8,582
Edison International	128,800	8,761
Entergy Corp.	59,600	6,054
Evergy, Inc.	67,700	3,354
Eversource Energy	108,356	6,360
Exelon Corp.	57,900	2,075
FirstEnergy Corp.	149,000	5,455
NextEra Energy, Inc.	292,600	16,149
NRG Energy, Inc.	45,200	2,500
PG&E Corp.	656,062	10,950
PPL Corp.	209,200	5,517
Southern Co.	108,500	7,297
Xcel Energy, Inc.	20,300	1,070
		87,370
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	203,000	3,086
Multi-Utilities - 0.2%
NiSource, Inc.	173,100	4,511
Sempra	163,748	11,561
		16,072
TOTAL UTILITIES		106,528
TOTAL COMMON STOCKS (Cost $2,946,525)		4,945,584

Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)(e)	18,992	4,200

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (c)(d)(e)	38,272	1,017

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(c)(d)(e)	16,809	491
Series B2(c)(d)(e)	8,427	268
		759
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(d)(e)	6,703	762

TOTAL INDUSTRIALS		1,521

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (c)(d)(e)	56,066	618

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(d)(e)	70,350	1,493
Xsight Labs Ltd. Series D (c)(d)(e)	60,136	308
		1,801
Software - 0.1%
Algolia, Inc. Series D (c)(d)(e)	28,657	481
Bolt Technology OU Series E (c)(d)(e)	6,388	747
Databricks, Inc.:
Series G(c)(d)(e)	4,077	335
Series H(c)(d)(e)	19,485	1,599
Skyryse, Inc. Series B (c)(d)(e)	50,800	1,032
Stripe, Inc. Series H (c)(d)(e)	18,549	471
		4,665
TOTAL INFORMATION TECHNOLOGY		7,084

TOTAL CONVERTIBLE PREFERRED STOCKS		13,822
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (c)(d)(e)	62,279	1,654

INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (c)(e)	91,236	813

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (c)(d)(e)	58,730	659

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,126
TOTAL PREFERRED STOCKS (Cost $17,863)		16,948

Nonconvertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (d)(e) (Cost $941)	941	942

U.S. Treasury Obligations - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.26% to 5.31% 3/14/24 to 4/11/24 (g) (Cost $5,123)	5,140	5,123

Fixed-Income Funds - 36.3%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (h) (Cost $3,248,342)	30,052,465	2,915,991

Money Market Funds - 1.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (i)	132,038,857	132,065
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	2,652,660	2,653
TOTAL MONEY MARKET FUNDS (Cost $134,718)		134,718

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $6,353,512)	8,019,306
NET OTHER ASSETS (LIABILITIES) - 0.1%	6,870
NET ASSETS - 100.0%	8,026,176

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	360	Mar 2024	91,868	6,007	6,007

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,448,000 or 0.0% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,487,000 or 0.3% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,480,000.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	757

ABL Space Systems Series B2	10/22/21	573

Algolia, Inc. Series D	7/23/21	838

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	941

Astera Labs, Inc. Series C	8/24/21	473

Astranis Space Technologies Corp. Series C	3/19/21	1,229

Beta Technologies, Inc. Series A	4/09/21	491

Bolt Technology OU Series E	1/03/22	1,660

ByteDance Ltd. Series E1	11/18/20	2,081

Cazoo Group Ltd.	3/28/21	533

CCC Intelligent Solutions Holdings, Inc.	2/02/21	344

Circle Internet Financial Ltd. Series E	5/11/21	1,011

Circle Internet Financial Ltd. Series F	5/09/22	1,613

Databricks, Inc. Series G	2/01/21	241

Databricks, Inc. Series H	8/31/21	1,432

Epic Games, Inc.	3/29/21	1,518

Gupshup, Inc.	6/08/21	1,343

Jumo World Holding Ltd.	9/06/23	162

Skyryse, Inc. Series B	10/21/21	1,254

Space Exploration Technologies Corp. Class A	2/16/21	672

Starling Bank Ltd. Series D	6/18/21	1,179

Stripe, Inc. Class B	5/18/21	626

Stripe, Inc. Series H	3/15/21 - 5/25/23	744

Xsight Labs Ltd. Series D	2/16/21	481

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	177,072	751,144	796,151	4,228	-	-	132,065	0.2%
Fidelity Investment Grade Bond Central Fund	2,528,957	366,829	-	54,898	-	20,205	2,915,991	7.3%
Fidelity Securities Lending Cash Central Fund 5.39%	1,120	54,642	53,109	19	-	-	2,653	0.0%
Total	2,707,149	1,172,615	849,260	59,145	-	20,205	3,050,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	460,124	452,299	2,448	5,377
Consumer Discretionary	535,402	535,402	-	-
Consumer Staples	297,190	297,190	-	-
Energy	185,045	185,045	-	-
Financials	662,305	646,064	10,688	5,553
Health Care	617,432	617,432	-	-
Industrials	450,122	446,236	-	3,886
Information Technology	1,424,053	1,352,393	63,521	8,139
Materials	112,592	112,592	-	-
Real Estate	111,739	111,739	-	-
Utilities	106,528	106,528	-	-

Corporate Bonds	942	-	-	942

U.S. Government and Government Agency Obligations	5,123	-	5,123	-

Fixed-Income Funds	2,915,991	2,915,991	-	-

Money Market Funds	134,718	134,718	-	-
Total Investments in Securities:	8,019,306	7,913,629	81,780	23,897

Net Unrealized Depreciation on Unfunded Commitments	(37)	-	(37)	-
Total	(37)	-	(37)	-
Derivative Instruments: Assets
Futures Contracts	6,007	6,007	-	-
Total Assets	6,007	6,007	-	-
Total Derivative Instruments:	6,007	6,007	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,007	0
Total Equity Risk	6,007	0
Total Value of Derivatives	6,007	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,600) - See accompanying schedule:
Unaffiliated issuers (cost $2,970,452)	$4,968,597
Fidelity Central Funds (cost $3,383,060)	3,050,709

Total Investment in Securities (cost $6,353,512)		$8,019,306
Cash		37
Foreign currency held at value (cost $11)		11
Receivable for investments sold		16,041
Receivable for fund shares sold		10,051
Dividends receivable		6,812
Interest receivable		14
Distributions receivable from Fidelity Central Funds		591
Receivable for daily variation margin on futures contracts		410
Prepaid expenses		5
Other receivables		25
Total assets		8,053,303
Liabilities
Payable for investments purchased	$11,603
Unrealized depreciation on unfunded commitments	37
Payable for fund shares redeemed	7,089
Accrued management fee	2,440
Distribution and service plan fees payable	1,990
Other affiliated payables	1,105
Other payables and accrued expenses	210
Collateral on securities loaned	2,653
Total Liabilities		27,127
Net Assets		$8,026,176
Net Assets consist of:
Paid in capital		$6,281,945
Total accumulated earnings (loss)		1,744,231
Net Assets		$8,026,176

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,109,355 ÷ 76,523 shares)(a)		$27.56
Maximum offering price per share (100/94.25 of $27.56)		$29.24
Class M :
Net Asset Value and redemption price per share ($1,637,018 ÷ 58,447 shares)(a)		$28.01
Maximum offering price per share (100/96.50 of $28.01)		$29.03
Class C :
Net Asset Value and offering price per share ($1,071,729 ÷ 39,348 shares)(a)		$27.24
Class I :
Net Asset Value, offering price and redemption price per share ($2,158,708 ÷ 76,270 shares)		$28.30
Class Z :
Net Asset Value, offering price and redemption price per share ($1,049,366 ÷ 37,061 shares)		$28.31
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Amounts in thousands		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$28,221
Interest		209
Income from Fidelity Central Funds (including $19 from security lending)		59,145
Total Income		87,575
Expenses
Management fee	$13,500
Transfer agent fees	5,384
Distribution and service plan fees	11,174
Accounting fees	723
Custodian fees and expenses	64
Independent trustees' fees and expenses	18
Registration fees	186
Audit	70
Legal	12
Miscellaneous	13
Total expenses before reductions	31,144
Expense reductions	(307)
Total expenses after reductions		30,837
Net Investment income (loss)		56,738
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	93,016
Foreign currency transactions	14
Futures contracts	3,631
Total net realized gain (loss)		96,661
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $138)	568,633
Fidelity Central Funds	20,205
Unfunded commitments	(37)
Assets and liabilities in foreign currencies	(1)
Futures contracts	4,268
Total change in net unrealized appreciation (depreciation)		593,068
Net gain (loss)		689,729
Net increase (decrease) in net assets resulting from operations		$746,467
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,738	$84,126
Net realized gain (loss)	96,661	57,007
Change in net unrealized appreciation (depreciation)	593,068	533,770
Net increase (decrease) in net assets resulting from operations	746,467	674,903
Distributions to shareholders	(61,953)	(324,847)

Share transactions - net increase (decrease)	368,034	248,165
Total increase (decrease) in net assets	1,052,548	598,221

Net Assets
Beginning of period	6,973,628	6,375,407
End of period	$8,026,176	$6,973,628

Financial Highlights
Fidelity Advisor® Balanced Fund Class A

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.20	$23.98	$29.67	$24.87	$21.14	$22.22
Income from Investment Operations
Net investment income (loss) A,B	.21	.33	.19	.17	.27	.30
Net realized and unrealized gain (loss)	2.38	2.15	(3.87)	5.67	4.10	.08
Total from investment operations	2.59	2.48	(3.68)	5.84	4.37	.38
Distributions from net investment income	(.21)	(.32)	(.17)	(.17)	(.29)	(.29)
Distributions from net realized gain	(.02)	(.95)	(1.84)	(.88)	(.35)	(1.18)
Total distributions	(.23)	(1.26) C	(2.01)	(1.04) C	(.64)	(1.46) C
Net asset value, end of period	$27.56	$25.20	$23.98	$29.67	$24.87	$21.14
Total Return D,E,F	10.35%	11.33%	(13.19)%	24.38%	21.16%	2.15%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.82% I	.82%	.81%	.83%	.85%	.86%
Expenses net of fee waivers, if any	.81% I	.82%	.81%	.83%	.85%	.86%
Expenses net of all reductions	.81% I	.82%	.81%	.82%	.84%	.86%
Net investment income (loss)	1.61% I	1.39%	.72%	.63%	1.21%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$2,109	$1,839	$1,621	$1,723	$1,080	$818
Portfolio turnover rate J	23% I	30%	35%	37%	92%	57%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Balanced Fund Class M

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.59	$24.34	$30.08	$25.19	$21.40	$22.47
Income from Investment Operations
Net investment income (loss) A,B	.18	.27	.13	.10	.22	.25
Net realized and unrealized gain (loss)	2.43	2.18	(3.94)	5.76	4.15	.09
Total from investment operations	2.61	2.45	(3.81)	5.86	4.37	.34
Distributions from net investment income	(.17)	(.26)	(.09)	(.10)	(.23)	(.23)
Distributions from net realized gain	(.02)	(.95)	(1.84)	(.88)	(.35)	(1.18)
Total distributions	(.19)	(1.20) C	(1.93)	(.97) C	(.58)	(1.41)
Net asset value, end of period	$28.01	$25.59	$24.34	$30.08	$25.19	$21.40
Total Return D,E,F	10.28%	11.00%	(13.41)%	24.11%	20.85%	1.91%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.06% I	1.07%	1.06%	1.07%	1.10%	1.11%
Expenses net of fee waivers, if any	1.06% I	1.06%	1.06%	1.07%	1.10%	1.11%
Expenses net of all reductions	1.06% I	1.06%	1.06%	1.07%	1.09%	1.11%
Net investment income (loss)	1.36% I	1.14%	.47%	.38%	.97%	1.21%
Supplemental Data
Net assets, end of period (in millions)	$1,637	$1,521	$1,427	$1,744	$1,455	$1,273
Portfolio turnover rate J	23% I	30%	35%	37%	92%	57%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Balanced Fund Class C

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.90	$23.71	$29.37	$24.67	$20.97	$22.05
Income from Investment Operations
Net investment income (loss) A,B	.11	.15	(.01)	(.03)	.10	.14
Net realized and unrealized gain (loss)	2.36	2.13	(3.82)	5.62	4.07	.09
Total from investment operations	2.47	2.28	(3.83)	5.59	4.17	.23
Distributions from net investment income	(.11)	(.14)	(.01)	(.02)	(.13)	(.13)
Distributions from net realized gain	(.02)	(.95)	(1.82)	(.87)	(.35)	(1.18)
Total distributions	(.13)	(1.09)	(1.83)	(.89)	(.47) C	(1.31)
Net asset value, end of period	$27.24	$24.90	$23.71	$29.37	$24.67	$20.97
Total Return D,E,F	9.98%	10.46%	(13.82)%	23.43%	20.25%	1.40%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.57% I	1.57%	1.57%	1.58%	1.60%	1.62%
Expenses net of fee waivers, if any	1.56% I	1.57%	1.57%	1.58%	1.60%	1.62%
Expenses net of all reductions	1.56% I	1.57%	1.57%	1.58%	1.60%	1.62%
Net investment income (loss)	.85% I	.64%	(.04)%	(.13)%	.46%	.70%
Supplemental Data
Net assets, end of period (in millions)	$1,072	$982	$980	$1,118	$769	$635
Portfolio turnover rate J	23% I	30%	35%	37%	92%	57%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Balanced Fund Class I

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.86	$24.58	$30.36	$25.42	$21.59	$22.66
Income from Investment Operations
Net investment income (loss) A,B	.24	.40	.26	.24	.33	.36
Net realized and unrealized gain (loss)	2.46	2.20	(3.97)	5.81	4.19	.08
Total from investment operations	2.70	2.60	(3.71)	6.05	4.52	.44
Distributions from net investment income	(.24)	(.37)	(.23)	(.23)	(.34)	(.34)
Distributions from net realized gain	(.02)	(.95)	(1.84)	(.88)	(.35)	(1.18)
Total distributions	(.26)	(1.32)	(2.07)	(1.11)	(.69)	(1.51) C
Net asset value, end of period	$28.30	$25.86	$24.58	$30.36	$25.42	$21.59
Total Return D,E	10.53%	11.58%	(12.98)%	24.68%	21.48%	2.41%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57% H	.57%	.56%	.57%	.59%	.61%
Expenses net of fee waivers, if any	.56% H	.57%	.56%	.57%	.59%	.61%
Expenses net of all reductions	.56% H	.57%	.56%	.57%	.58%	.60%
Net investment income (loss)	1.86% H	1.64%	.97%	.88%	1.47%	1.71%
Supplemental Data
Net assets, end of period (in millions)	$2,159	$1,763	$1,621	$1,831	$1,070	$785
Portfolio turnover rate I	23% H	30%	35%	37%	92%	57%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Balanced Fund Class Z

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.87	$24.59	$30.37	$25.43	$21.60	$22.66
Income from Investment Operations
Net investment income (loss) A,B	.26	.43	.30	.28	.36	.38
Net realized and unrealized gain (loss)	2.46	2.20	(3.98)	5.80	4.19	.10
Total from investment operations	2.72	2.63	(3.68)	6.08	4.55	.48
Distributions from net investment income	(.26)	(.40)	(.27)	(.26)	(.37)	(.36)
Distributions from net realized gain	(.02)	(.95)	(1.84)	(.88)	(.35)	(1.18)
Total distributions	(.28)	(1.35)	(2.10) C	(1.14)	(.72)	(1.54)
Net asset value, end of period	$28.31	$25.87	$24.59	$30.37	$25.43	$21.60
Total Return D,E	10.60%	11.71%	(12.87)%	24.82%	21.62%	2.57%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.44% H	.45%	.45%	.45%	.47%	.48%
Expenses net of fee waivers, if any	.44% H	.44%	.44%	.45%	.47%	.48%
Expenses net of all reductions	.44% H	.44%	.44%	.45%	.46%	.48%
Net investment income (loss)	1.98% H	1.77%	1.09%	1.00%	1.59%	1.84%
Supplemental Data
Net assets, end of period (in millions)	$1,049	$869	$726	$749	$388	$280
Portfolio turnover rate I	23% H	30%	35%	37%	92%	57%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Balanced Fund	$4

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,100,076
Gross unrealized depreciation	(439,073)
Net unrealized appreciation (depreciation)	$1,661,003
Tax cost	$6,364,310

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(24,293)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable. The total amount of commitments outstanding at period end is presented in the table below.

	Investment to be Acquired	Shares	Commitment Amount
Fidelity Advisor Balanced Fund	Lions Gate Entertainment Corp.	64	$618

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Balanced Fund	1,221,262	814,911

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$2,393	$79
Class M	.25%	.25%	3,815	19
Class C	.75%	.25%	4,966	804
			$11,174	$902

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 534
Class M	35
Class CA	6
$575

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net AssetsA
Class A	.1634
Class M	.1620
Class C	.1672
Class I	.1640

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$ 1,567.16
Class M	1,234.16
Class C	831.17
Class I	1,557.16
Class Z	195.04
	$5,384
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Balanced Fund	.0199

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Balanced Fund	.02

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	0.53
Class M	0.52
Class C	0.53
Class I	0.53
Class Z	0.40

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Balanced Fund	$ 10

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Balanced Fund	54,977	48,187	1,570

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Balanced Fund	$6

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Balanced Fund	$2	$1	$-

9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $307.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Advisor Balanced Fund
Distributions to shareholders
Class A	$ 17,080	$85,742
Class M	11,369	70,360
Class C	5,229	44,045
Class I	18,599	84,507
Class Z	9,676	40,193
Total	$61,953	$324,847
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2024	Year ended August 31, 2023	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Advisor Balanced Fund
Class A
Shares sold	10,064	16,287	$257,641	$384,875
Reinvestment of distributions	649	3,850	16,468	82,618
Shares redeemed	(7,193)	(14,741)	(184,437)	(343,394)
Net increase (decrease)	3,520	5,396	$89,672	$124,099
Class M
Shares sold	4,488	8,756	$117,057	$208,749
Reinvestment of distributions	435	3,195	11,228	69,457
Shares redeemed	(5,883)	(11,194)	(153,021)	(266,754)
Net increase (decrease)	(960)	757	$(24,736)	$11,452
Class C
Shares sold	4,628	6,717	$117,391	$157,452
Reinvestment of distributions	198	1,983	5,003	41,691
Shares redeemed	(4,906)	(10,602)	(124,156)	(244,550)
Net increase (decrease)	(80)	(1,902)	$(1,762)	$(45,407)
Class I
Shares sold	14,631	20,812	$385,157	$505,743
Reinvestment of distributions	628	3,379	16,345	74,537
Shares redeemed	(7,141)	(21,962)	(188,155)	(521,438)
Net increase (decrease)	8,118	2,229	$213,347	$58,842
Class Z
Shares sold	7,383	11,325	$195,146	$276,134
Reinvestment of distributions	336	1,654	8,744	36,564
Shares redeemed	(4,253)	(8,904)	(112,377)	(213,519)
Net increase (decrease)	3,466	4,075	$91,513	$99,179

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024
Fidelity Advisor® Balanced Fund
Class A	.81%
Actual		$ 1,000	$ 1,103.50	$ 4.24
Hypothetical-B		$ 1,000	$ 1,020.84	$ 4.07
Class M	1.06%
Actual		$ 1,000	$ 1,102.80	$ 5.54
Hypothetical-B		$ 1,000	$ 1,019.59	$ 5.32
Class C	1.56%
Actual		$ 1,000	$ 1,099.80	$ 8.14
Hypothetical-B		$ 1,000	$ 1,017.11	$ 7.82
Class I	.56%
Actual		$ 1,000	$ 1,105.30	$ 2.93
Hypothetical-B		$ 1,000	$ 1,022.08	$ 2.82
Class Z **	.44%
Actual		$ 1,000	$ 1,106.00	$ 2.30
Hypothetical-B		$ 1,000	$ 1,022.68	$ 2.21

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity Advisor® Balanced Fund
Class Z	.41%
Actual		$ 2.15
Hypothetical- B		$ 2.06

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Advisor Balanced Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703549.126
AIG-SANN-0424

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2024